SUPPLEMENT DATED DECEMBER 3, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


IN THE FINANCIAL HIGHLIGHTS TABLE FOR THE JNL/PIMCO TOTAL RETURN FUND, THE INFORMATION IN THE COLUMN ENTITLED "SUPPLEMENTAL DATA - NET ASSETS, END OF PERIOD (IN THOUSANDS)" FOR DECEMBER 31, 2006 SHOULD BE DELETED IN ITS ENTIRETY AND REPLACED WITH 760,176.




This Supplement is dated December 3, 2007.

(To be used with  VC3656  Rev.  05/07,  VC5526 Rev.  05/07,  VC3657 Rev.  05/07,
FVC4224FT Rev. 05/07, HR105 Rev. 05/07, VC2440 Rev. 05/07,  NV3174CE Rev. 05/07,
NV5526 Rev. 05/07, and NV3784 Rev. 05/07)

                                                                     V6234 12/07

               SUPPLEMENT DATED DECEMBER 3, 2007 TO THE PROSPECTUS DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


IN THE FINANCIAL HIGHLIGHTS TABLE FOR THE JNL/PIMCO TOTAL RETURN FUND, THE INFORMATION IN THE COLUMN ENTITLED "SUPPLEMENTAL DATA - NET ASSETS, END OF PERIOD (IN THOUSANDS)" FOR DECEMBER 31, 2006 SHOULD BE DELETED IN ITS ENTIRETY AND REPLACED WITH 760,176.




This Supplement is dated December 3, 2007.


(To be used with VC4224 Rev. 05/07, VC5869 Rev. 05/07, VC5890 Rev. 05/07, VC5995
Rev. 05/07,  VC3723 Rev. 05/07, NV4224 Rev. 05/07, NV5869 Rev. 05/07, and NV5890
Rev. 05/07.)

                                                                     V6235 12/07